Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 40,997	$ 35,423
Short-term deposits	71,543	95,532
Restricted short-term deposit	1,153	1,138
Trade accounts receivable	9,551	7,751
Prepaid expenses and other current assets	2,597	3,904
Inventories	10,858	10,155
TOTAL CURRENT ASSETS	136,699	153,903
LONG-TERM ASSETS:
Property and equipment, net	3,498	3,555
Operating lease right-of-use assets	7,253	7,458
Intangible assets	4,467	4,702
Goodwill	1,847	1,847
Other assets	798	687
TOTAL LONG-TERM ASSETS	17,863	18,249
TOTAL ASSETS	154,562	172,152
CURRENT LIABILITIES:
Trade accounts payable	4,279	6,003
Accrued compensation	3,286	4,964
Current maturities of operating leases liabilities	1,057	975
Other current liabilities	8,257	8,384
TOTAL CURRENT LIABILITIES	16,879	20,326
LONG-TERM LIABILITIES:
Forfeiture shares, no par value: 359,375 shares authorized, issued and outstanding as of March 31, 2025 and December 31, 2024	1	1
Non-current operating leases liabilities	6,412	6,645
Earnout liability	2,587	2,413
Other long-term liabilities	76	79
TOTAL LONG-TERM LIABILITIES	9,076	9,138
TOTAL LIABILITIES	25,955	29,464
COMMITMENTS AND CONTINGENT LIABILITIES (note 5)
SHAREHOLDERS’ EQUITY:
Ordinary shares, no par value: 700,000,000 shares authorized as of March 31, 2025 and December 31, 2024; 108,748,488 and 107,614,972 shares issued and 104,892,547 and 106,342,415 shares outstanding as of March 31, 2025 and December 31, 2024, respectively (excluding 359,375 Ordinary shares subject to forfeiture)	49	49
Treasury shares at cost: 3,855,941 and 625,682 shares as of as of March 31, 2025, and as of December 31, 2024, respectively	(11,198)	(1,613)
Additional paid-in capital	361,924	357,570
Accumulated other comprehensive income	59	601
Accumulated deficit	(222,227)	(213,919)
TOTAL SHAREHOLDERS’ EQUITY	128,607	142,688
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 154,562	$ 172,152